Shareholder Report, Line Graph (Details) - USD ($)				3 Months Ended	6 Months Ended	12 Months Ended		15 Months Ended	18 Months Ended	24 Months Ended	27 Months Ended	30 Months Ended	36 Months Ended	39 Months Ended	42 Months Ended	48 Months Ended	51 Months Ended	54 Months Ended	60 Months Ended	63 Months Ended	66 Months Ended	72 Months Ended	75 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Sep. 21, 2020	Jan. 13, 2020	Mar. 31, 2016	Mar. 31, 2020	Mar. 31, 2021	Mar. 31, 2026	Mar. 31, 2017	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2018	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2019	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2020	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2021	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2022	Mar. 31, 2026	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2026
C000012036 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Fund NAV
Accumulated Value			$ 10,000				$ 11,703.3			$ 13,207.77			$ 14,562.21			$ 14,064.93			$ 21,674.86			$ 25,389.14		$ 23,156.03	$ 31,022.54	$ 34,271.16	$ 40,667.35
C000012037 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Fund NAV
Accumulated Value			10,000				12,080.48			13,402.71			13,737.79			10,642.28			19,513.09			20,394.03		19,348.41	23,857.19	23,199.5	27,212.02
C000012041 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Fund NAV
Accumulated Value			10,000				11,521.05			13,762.25			15,495.23			15,084.76			24,005.04			28,312.67		23,931.39	31,945	35,220	43,124.24
C000012042 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Fund NAV
Accumulated Value			10,000				11,844.57			12,736.8			13,473.66			11,811			17,728.81			19,925.41		19,856.68	24,892.21	25,891.96	29,189.72
C000012043 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Fund NAV
Accumulated Value			10,000				12,455.73			14,038.73			14,253.53			10,563.19			20,622.19			20,853.47		18,997.21	22,019.8	21,257.94	25,601.98
C000012046 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Fund NAV
Accumulated Value			10,000				12,418.99			13,707.85			13,610.01			9,424.52			19,139.29			19,786.66		18,385.87	20,493.51	19,806.17	24,435.72
C000012065 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Fund NAV
Accumulated Value			10,000				11,951.04			12,701.42			13,055.08			9,884.98			17,140.85			19,058.89		17,273.69	20,757.97	21,184.33	24,876.84
C000012069 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Fund NAV
Accumulated Value			10,000				12,017.8			12,925.65			13,679.08			11,854.42			18,088.53			20,318.08		20,225.66	25,285.44	26,332.36	29,725.61
C000012070 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Fund NAV
Accumulated Value			10,000				11,598.15			13,840.44			15,494.41			14,946.13			23,964.8			28,045.39		23,877.88	31,864.72	34,792.97	42,650.71
C000012071 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Fund NAV
Accumulated Value			10,000				11,787.05			13,394.61			14,544.85			13,194			21,402.22			23,917.15		21,830.63	28,188.43	30,166.45	35,555.51
C000036528 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Fund NAV
Accumulated Value			10,000				10,526.29			10,779.5			11,104.05			10,115.42			12,935.39			12,849.11		11,693.93	12,879.28	13,068.03	13,672.85
C000042584 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Fund NAV
Accumulated Value			10,000				10,030.72			9,487.68			12,043.59			9,724.8			13,442.41			17,724.16		13,498.82	14,201.32	17,407.4	17,152.06
C000042587 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Fund NAV
Accumulated Value			10,000				12,932.14			13,332.73			14,860.31			7,163.2			14,577.77			14,337.56		10,610.16	12,403.87	13,125.98	13,737.1
C000079751 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Fund NAV
Accumulated Value			10,000				11,605.98			14,093.09			15,940.53			16,506.8			26,583.21			31,522.28		27,865.15	39,423.04	42,744.76	50,649.67
C000079752 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Fund NAV
Accumulated Value			10,000				11,737.76			13,445.32			14,826.57			14,197.7			22,157.53			25,586.45		23,436.18	31,003.18	33,882.9	40,003.07
C000079753 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Fund NAV
Accumulated Value			10,000				11,868.45			12,690.62			13,569.4			11,707.57			17,283.83			19,281.1		18,437.93	22,092.67	24,237.26	27,802.55
C000215209 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Fund NAV
Accumulated Value		$ 10,000		$ 8,146				$ 13,116			$ 14,858			$ 13,747			$ 19,910			$ 21,438			$ 26,982
C000221870 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Fund NAV
Accumulated Value	$ 10,000				$ 12,027				$ 13,800			$ 12,597			$ 16,621			$ 17,843			$ 20,783
C000221871 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Fund NAV
Accumulated Value	10,000				14,329.08				14,742.32			13,953.73			17,083.16			16,431.3			19,326.56
C000221874 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Fund NAV
Accumulated Value	10,000				15,531.82				15,458.97			14,055.18			16,344.17			15,993.97			18,747.99
S And P Total Market Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P Total Market Index
Accumulated Value	10,000		10,000		12,391		11,808.3917993037		13,837	13,442.2676501864		12,623	14,606.1188165133		16,328	13,251.4219978582		17,485	21,557.2624239926		20,657	24,073.2912037715		21,961.1201466913	28,407.1519434659	30,419.9299484895	35,938.947793171
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 3000® Index
Accumulated Value			10,000				11,806.6549478556			13,437.5446872768			14,615.5550554981			13,281.8179236618			21,586.7218204946			24,160.8072892587		22,087.7636918252	28,557.9862137365	30,619.5867863197	36,157.2938163002
MSCI USA Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI USA Index
Accumulated Value		10,000	10,000	7,891.400083			11,744.3740454707	12,573.41976		13,392.20775123	14,346.78719		14,660.7750241492	13,131.57411		13,613.7090848807	17,105.31848		21,690.8124015011	18,503.58809		24,750.1058242529	21,786.3444	22,653.7024965441	29,508.9372224067	31,921.1372584045	37,584.3261766508
S And P Total Market C000221871 Index [Member]
Account Value [Line Items]
Accumulated Value					12,390.50775				13,836.65029			12,622.63381			16,327.63147			17,484.83611			20,657.06966
S And P 100 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 100®
Accumulated Value			10,000				11,724.9951947973			13,252.5774300581			14,637.6576579965			14,177.4709011169			21,885.5113883504			25,689.0085368316		23,475.7175881834	31,513.5324252029	34,886.9345793018	41,483.329112646
S And P MidCap 400 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P MidCap 400®
Accumulated Value			10,000				12,091.8803863679			13,418.837398288			13,766.5250598898			10,667.7495297242			19,570.8089412319			20,468.6154780533		19,419.7597770855	23,950.7946017509	23,305.4094588369	27,348.7323557689
S And P 500 Growth IndexTM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500 Growth Index™
Accumulated Value			10,000				11,539.7104538591			13,811.3930321838			15,574.5441019036			15,189.7457212433			24,216.386466999			28,613.990039223		24,228.0681979884	32,400.1600965563	35,788.5713635249	43,900.1492137773
S And P 500 Value IndexTM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500 Value Index™
Accumulated Value			10,000				11,865.7942630621			12,778.5431202871			13,536.9067134581			11,884.876697261			17,871.5260008123			20,119.2735941578		20,087.1347403359	25,225.4092577234	26,288.2899616696	29,683.3117302121
S And P SmallCap 600 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P SmallCap 600®
Accumulated Value			10,000				12,459.0387483955			14,038.4367834404			14,258.1960496917			10,566.5553040844			20,639.8413017498			20,893.3830280338		19,051.258697391	22,086.3248424968	21,341.1521407946	25,715.4215731994
S And P SmallCap 600 Value IndexTM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P SmallCap 600 Value Index™
Accumulated Value			10,000				12,432.0270149059			13,737.6690419247			13,676.7190032909			9,485.72399043319			19,283.1131374063			20,003.2444298709		18,641.8559172328	20,812.0168270596	20,138.2598828863	24,882.7779112627
Russell MidCap Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Russell MidCap® Value Index
Accumulated Value			10,000				11,981.5485546702			12,760.5507282594			13,129.5611473559			9,961.29616856068			17,308.6831702775			19,291.3766658075		17,513.1874415078	21,085.0215674524	21,562.1646092158	25,362.4425022256
S And P 900 Value IndexTM Spliced [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 900 Value Index™ (Spliced)
Accumulated Value			10,000				12,025.176592755			12,934.1299600006			13,679.5447122299			11,858.0485330255			18,096.2876379419			20,335.140319016		20,254.9825872876	25,330.3630259077	26,386.5957484356	29,793.0404832978
S And P 900 Growth IndexTM Spliced [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 900 Growth Index™ (Spliced)
Accumulated Value			10,000				11,599.9874336836			13,850.1505059911			15,512.788954943			14,980.6641614233			24,030.4042509318			28,136.7964124148		23,963.888382559	31,990.6677579707	34,948.827911662	42,856.6910610012
ICE Exchange Listed Preferred And Hybrid Securities Index Spliced [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						ICE Exchange-Listed Preferred & Hybrid Securities Index (Spliced)
Accumulated Value			10,000				10,602.54453			10,928.82504			11,344.04082			10,424.22201			13,433.27118			13,392.62112		12,232.35528	13,539.72968	13,791.91209	14,499.66033
FTSE Nareit All Residential Capped Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						FTSE Nareit All Residential Capped Index
Accumulated Value			10,000				10,064.2095345994			9,562.11889302212			12,189.5801728944			9,888.36098664629			13,712.0342664398			18,161.9995276128		13,885.8643692214	14,678.8379957925	18,088.9868543264	17,909.7622423831
FTSE Nareit All Mortgage Capped Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						FTSE Nareit All Mortgage Capped Index
Accumulated Value			10,000				13,024.7846128698			13,481.6032091854			15,105.2139702794			7,290.53259465334			15,100.5790357998			14,911.7341565827		11,110.7644288891	13,044.1444700381	13,885.8979703408	14,635.18387404
Russell Top 200 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Russell Top 200® Growth Index
Accumulated Value			10,000				11,629.0554034459			14,159.4864765531			16,022.0227816774			16,618.5903546145			26,818.6961278078			31,869.6743020762		28,225.2388556239	39,991.7977666436	43,494.7390713418	51,643.3513028101
Russell Top 200 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Russell Top 200® Index
Accumulated Value			10,000				11,757.1378927184			13,483.5411780061			14,889.8318708792			14,281.7010996943			22,321.7594079539			25,816.6600556879		23,681.1325264139	31,362.6962140343	34,333.9066233898	40,598.6671763792
Russell Top 200 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Russell Top 200® Value Index
Accumulated Value			$ 10,000				$ 11,896.9924079292			$ 12,748.7092841934			$ 13,655.2869415307			$ 11,800.380031134			$ 17,457.4201816124			$ 19,512.796455977		$ 18,700.8855443497	$ 22,452.1683356289	$ 24,686.2274379358	$ 28,375.133592572
MSCI USA Quality GARP Select Index Spliced [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI USA Quality GARP Select Index (Spliced)
Accumulated Value		$ 10,000		$ 8,144.220492				$ 13,134.5621			$ 14,916.75338			$ 13,823.98247			$ 20,074.42285			$ 21,653.4465			$ 27,294.11635
S And P 500 Sustainability Screened Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500 Sustainability Screened Index®
Accumulated Value	10,000				12,038				13,821			12,624			16,673			17,915			20,883
S And P MidCap 400 Sustainability Screened Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P MidCap 400 Sustainability Screened Index®
Accumulated Value	10,000				14,352.99523				14,785.66254			14,004.10773			17,159.34114			16,544.02921			19,476.93089
S And P SmallCap 600 Sustainability Screened Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P SmallCap 600 Sustainability Screened Index®
Accumulated Value	$ 10,000				$ 15,629.65244				$ 15,593.78852			$ 14,184.43724			$ 16,522.02245			$ 16,198.09373			$ 19,009.15445